Share capital - Narratives (Details) - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Issued share capital	SFr 2,253,000	SFr 2,226,000
Number of treasury shares outstanding	10,899,773	10,899,773
Common Shares
Disclosure of classes of share capital [line items]
Issued share capital	SFr 2,252,840	SFr 2,226,203
Number of shares outstanding	101,742,231	100,410,377